ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2017
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Exchange Rates And Linkage Bases
Details of the CPI and the representative exchange rates are as follows:

		Exchange rate	Exchange rate
	Israeli CPI	of one US dollar	of one Euro
	Points	NIS	NIS

December 31, 2017	221.57	3.467	4.1526
December 31, 2016	220.24	3.845	4.044
December 31, 2015	221.13	3.902	4.2468

	%

December 31, 2017	0.6	(0.1)	2.7
December 31, 2016	(0.4)	(1.5)	(4.8)
December 31, 2015	0.6	0.3	(10.1)

Activity In The Allowance For Doubtful Accounts
The activity in the allowance for doubtful accounts for the three years ended December 31, 2017 is as follows:

	Year ended December 31,
	2017	2016	2015
	US Dollars in thousands

Opening balance	160	86	62
Additions during the year	90	69	19
Foreign currency translation adjustments	(16)	5	5

Closing balance	234	160	86

Fixed Assets Depreciation Rates
Fixed assets are stated at cost net of accumulated depreciation and impairment losses. Depreciation is computed by the straight-line method over the estimated useful lives of the assets at the following annual rates:

%

Machinery and equipment	5-33
Leasehold improvements	6-14
Motor vehicles	15
Office furniture and equipment	6-33

Schedule of Future Minimum Payments for Assets Held Under Capital Lease	The future minimum payments under capital leases at December 31, 2017 the Company were as follows:
Long-term

2017	301
2018	293
2019	94
2021	-
Total minimum capital lease payments	688